Balance Sheets (USD $)	Feb. 29, 2012	May 31, 2011	May 31, 2010
ASSETS
Cash and cash equivalents [note 2]	$ 1,568,685	$ 252,302	$ 154,802
Accounts receivable, net [note 2]	8,821	4,560	8,251
Other current assets [note 2]	38,203	27,689	20,061
Total current assets	1,615,709	284,551	183,114
Property & equipment, net [note 4]	3,186	6,946	6,503
Website development, net [note 5]	63,387	63,158	62,446
Total assets	1,682,282	354,655	252,063
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	7,637	7,527	3,761
Commissions	158,846
Private placement rescissions payable	69,631
Deferred revenue [note 2]	163,972	270,577	279,159
Accrued liabilities [note 2]	40,575	51,596	42,979
Total current liabilities	440,661	329,700	325,899
Long-term deferred revenue [note 2]	4,615	5,797	8,015
Total liabilities	445,276	335,497	333,914
Commitments [note 6]
Common stock Authorized 80,000,000 common shares with a par value of $0.008 per share Issued and outstanding 4,902,087 (2010 — 4,198,963) common shares (Feb 29, 2012 - 4,992,454 and 0.008 per share)	39,200	39,217	33,592
Preferred stock authorized 20,000,000 common shares with a par value of $0.001 per share issued and outstanding 1,851,000 preferred shares	1,851
Additional paid-in capital	9,089,981	6,883,867	6,044,834
Foreign currency gain/loss	1,670	1,321	290
Stockholders’ Deficit	(7,895,696)	(6,905,247)	(6,160,567)
Total stockholders’ equity	1,237,006	19,158	(81,851)
Total liabilities and stockholders’ equity	$ 1,682,282	$ 354,655	$ 252,063